PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya VACS Index Series MC Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.8%
Communication Services : 4.3%
6,593
(1)
AST SpaceMobile, Inc.
$ 323,584
0.1
3,023
(1)
Charter
Communications, Inc.
- Class A
831,642
0.2
8,615
Electronic Arts, Inc.
1,737,646
0.4
7,263
Fox Corp. - Class A
458,005
0.1
5,107
Fox Corp. - Class B
292,580
0.1
8,358
(1)
Frontier
Communications
Parent, Inc.
312,171
0.1
113
(1)
GCI Liberty, Inc.
- Class A
4,244
0.0
767
(1)
GCI Liberty, Inc.
- Class C
28,586
0.0
2,300
(1)
IAC, Inc.
78,361
0.0
12,631  Interpublic Group of
Cos., Inc.
352,531
0.1
3,189
(2)
Iridium
Communications, Inc.
55,680
0.0
567
(1)
Liberty Broadband
Corp. - Class A
35,908
0.0
3,834
(1)
Liberty Broadband
Corp. - Class C
243,612
0.1
5,730
(1)
Liberty Global Ltd.
- Class A
65,666
0.0
4,799
(1)
Liberty Global Ltd.
- Class C
56,388
0.0
777
(1)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
73,986
0.0
7,183
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
750,264
0.2
674
(1)
Liberty Media Corp.-
Liberty Live - Class A,
Tracking Stock
63,558
0.0
1,567
(1)
Liberty Media Corp.-
Liberty Live - Class C,
Tracking Stock
151,952
0.0
5,420
(1)
Live Nation
Entertainment, Inc.
885,628
0.2
551
(1)
Madison Square
Garden Sports Corp.
125,077
0.0
8,371
Match Group, Inc.
295,664
0.1
3,518  Millicom International
Cellular SA
170,764
0.0
5,496  New York Times Co.
- Class A
315,470
0.1
12,965
News Corp. - Class A
398,155
0.1
4,315
News Corp. - Class B
149,083
0.0
965  Nexstar Media Group,
Inc.
190,819
0.0
1,631
(1)
NIQ Global Intelligence
PLC
25,607
0.0
6,620
Omnicom Group, Inc.
539,729
0.1
20,229
(1)
Pinterest, Inc. - Class A
650,767
0.2
3,993
(1)
Reddit, Inc. - Class A
918,350
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
20,931
(1)
ROBLOX Corp. - Class
A
$ 2,899,362
0.7
4,414
(1)
Roku, Inc.
441,974
0.1
6,500  Sirius XM Holdings,
Inc.
151,288
0.0
6,241
(1)
Take-Two Interactive
Software, Inc.
1,612,425
0.4
2,354  TKO Group Holdings,
Inc.
475,414
0.1
15,282
(1)
Trade Desk, Inc.
- Class A
748,971
0.2
5,495
(1)
Trump Media &
Technology Group
Corp.
90,228
0.0
79,796
(1)
Warner Bros
Discovery, Inc.
1,558,416
0.4
10,121
(1)
ZoomInfo
Technologies, Inc.
110,420
0.0
18,669,975
4.3
Consumer Discretionary : 11.7%
17,488
ADT, Inc.
152,320
0.0
5,109
(1)
Amer Sports, Inc.
177,538
0.0
7,442
(1)
Aptiv PLC
641,649
0.2
8,939
Aramark
343,258
0.1
941
(1)
AutoNation, Inc.
205,863
0.0
7,291  Bath & Body Works,
Inc.
187,816
0.0
6,619
Best Buy Co., Inc.
500,529
0.1
1,863
(1)
Birkenstock Holding
PLC
84,301
0.0
7,463
BorgWarner, Inc.
328,073
0.1
1,934
Boyd Gaming Corp.
167,194
0.0
1,947
(1)
Bright Horizons Family
Solutions, Inc.
211,386
0.1
2,243
Brunswick Corp.
141,847
0.0
2,152
(1)
Burlington Stores, Inc.
547,684
0.1
7,068
(1)
Caesars
Entertainment, Inc.
191,013
0.0
5,134
(1)
CarMax, Inc.
230,363
0.1
37,016
(1)
Carnival Corp.
1,070,133
0.2
4,522
(1)
Carvana Co.
1,705,879
0.4
3,417
(1)
Cava Group, Inc.
206,421
0.1
7,297
(1)
Chewy, Inc. - Class A
295,164
0.1
926  Choice Hotels
International, Inc.
98,999
0.0
2,163
Churchill Downs, Inc.
209,833
0.1
891
(2)
Columbia Sportswear
Co.
46,599
0.0
42,538
(1)
Coupang, Inc.
1,369,724
0.3
1,862
(1)
Crocs, Inc.
155,570
0.0
9,123
D.R. Horton, Inc.
1,546,075
0.4
4,001  Darden Restaurants,
Inc.
761,630
0.2
5,060
(1)
Deckers Outdoor Corp.
512,932
0.1
2,167  Dick's Sporting Goods,
Inc.
481,551
0.1
101
(2)
Dillard's, Inc. - Class A
62,062
0.0
1,089
Domino's Pizza, Inc.
470,132
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
16,459
(1)
DraftKings, Inc. - Class
A
$ 615,567
0.1
1,287
(1)
Duolingo, Inc.
414,208
0.1
4,018
(1)
Dutch Bros, Inc.
- Class A
210,302
0.1
15,780
eBay, Inc.
1,435,191
0.3
3,361
(1)
Etsy, Inc.
223,137
0.1
4,144
Expedia Group, Inc.
885,780
0.2
1,844
(1)
Five Below, Inc.
285,267
0.1
3,645
(1)
Floor & Decor
Holdings, Inc. - Class A
268,637
0.1
6,003
(1)
Flutter Entertainment
PLC - Class DI
1,524,762
0.4
133,749
Ford Motor Co.
1,599,638
0.4
14,033
(1)
GameStop Corp.
- Class A
382,820
0.1
7,878
Gap, Inc.
168,510
0.0
5,584
Garmin Ltd.
1,374,892
0.3
7,746
Gentex Corp.
219,212
0.1
4,750
Genuine Parts Co.
658,350
0.2
953
(1)
Grand Canyon
Education, Inc.
209,203
0.1
4,541
H&R Block, Inc.
229,638
0.1
3,751
Harley-Davidson, Inc.
104,653
0.0
4,527
Hasbro, Inc.
343,373
0.1
7,907  Hilton Worldwide
Holdings, Inc.
2,051,392
0.5
1,377  Hyatt Hotels Corp.
- Class A
195,438
0.0
10,660  Las Vegas Sands
Corp.
573,401
0.1
1,827
Lear Corp.
183,814
0.0
7,669
Lennar Corp. - Class A
966,601
0.2
327
Lennar Corp. - Class B
39,237
0.0
2,834
(1)(2)
Light & Wonder, Inc.
237,886
0.1
876
Lithia Motors, Inc.
276,816
0.1
8,799
LKQ Corp.
268,721
0.1
4,254
(1)(2)
Lucid Group, Inc.
101,203
0.0
3,605
(1)
Lululemon Athletica,
Inc.
641,438
0.1
9,253
Macy's, Inc.
165,906
0.0
10,996
(1)
Mattel, Inc.
185,063
0.0
7,016
(1)
MGM Resorts
International
243,175
0.1
1,757
(1)
Mohawk Industries,
Inc.
226,512
0.1
616
Murphy USA, Inc.
239,168
0.1
14,276
Newell Brands, Inc.
74,806
0.0
15,147
(1)
Norwegian Cruise Line
Holdings Ltd.
373,071
0.1
96
(1)
NVR, Inc.
771,327
0.2
2,096
(1)
Ollie's Bargain Outlet
Holdings, Inc.
269,126
0.1
7,544
(1)
On Holding AG - Class
A
319,488
0.1
5,108
(1)
Penn Entertainment,
Inc.
98,380
0.0
627  Penske Automotive
Group, Inc.
109,042
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
2,874
(1)
Planet Fitness, Inc.
- Class A
$ 298,321
0.1
1,230
Pool Corp.
381,386
0.1
6,736
PulteGroup, Inc.
890,028
0.2
1,634
PVH Corp.
136,880
0.0
14,319
(1)
QuantumScape Corp.
176,410
0.0
1,300
Ralph Lauren Corp.
407,628
0.1
11,080  Restaurant Brands
International, Inc.
710,671
0.2
523
(1)
RH
106,253
0.0
26,542
(1)
Rivian Automotive, Inc.
- Class A
389,637
0.1
11,038
Ross Stores, Inc.
1,682,081
0.4
8,680  Royal Caribbean
Cruises Ltd.
2,808,674
0.6
4,771  Service Corp.
International
397,043
0.1
2,837
(1)
SharkNinja, Inc.
292,637
0.1
7,082
Tapestry, Inc.
801,824
0.2
6,923  Tempur Sealy
International, Inc.
583,817
0.1
2,267
Texas Roadhouse, Inc.
376,662
0.1
1,743
Thor Industries, Inc.
180,732
0.0
3,346
Toll Brothers, Inc.
462,216
0.1
976
(1)
TopBuild Corp.
381,479
0.1
18,206
Tractor Supply Co.
1,035,375
0.2
2,104
Travel + Leisure Co.
125,167
0.0
1,547
(1)
Ulta Beauty, Inc.
845,822
0.2
6,467
(1)
Under Armour, Inc.
- Class A
32,270
0.0
6,429
(1)(2)
Under Armour, Inc.
- Class C
31,052
0.0
1,228
Vail Resorts, Inc.
183,672
0.0
4,352
(1)
Valvoline, Inc.
156,280
0.0
12,025
VF Corp.
173,521
0.0
5,971
(1)
Viking Holdings Ltd.
371,157
0.1
3,254
(1)
Wayfair, Inc. - Class A
290,680
0.1
5,483
Wendy's Co.
50,224
0.0
1,837
(2)
Whirlpool Corp.
144,388
0.0
4,056
Williams-Sonoma, Inc.
792,745
0.2
951
Wingstop, Inc.
239,348
0.1
2,563  Wyndham Hotels &
Resorts, Inc.
204,784
0.0
2,818
Wynn Resorts Ltd.
361,465
0.1
2,825
(1)
YETI Holdings, Inc.
93,733
0.0
9,550
Yum! Brands, Inc.
1,451,600
0.3
50,915,351
11.7
Consumer Staples : 4.8%
13,797  Albertsons Cos., Inc.
- Class A
241,585
0.1
16,369  Archer-Daniels-
Midland Co.
977,884
0.2
4,304
(1)
BellRing Brands, Inc.
156,450
0.0
4,476
(1)
BJ's Wholesale Club
Holdings, Inc.
417,387
0.1
272
(1)
Boston Beer Co., Inc.
- Class A
57,506
0.0
1,493  Brown-Forman Corp.
- Class A
40,177
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
5,058  Brown-Forman Corp.
- Class B
$ 136,971
0.0
4,615
Bunge Global SA
374,969
0.1
6,640
(2)
Campbell Soup Co.
209,691
0.1
1,268  Casey's General
Stores, Inc.
716,826
0.2
5,630
(1)
Celsius Holdings, Inc.
323,669
0.1
8,435  Church & Dwight Co.,
Inc.
739,159
0.2
4,220
Clorox Co.
520,326
0.1
1,773  Coca-Cola
Consolidated, Inc.
207,725
0.0
16,299
Conagra Brands, Inc.
298,435
0.1
4,951  Constellation Brands,
Inc. - Class A
666,751
0.2
11,823
(1)
Coty, Inc. - Class A
47,765
0.0
5,356
(1)
Darling Ingredients,
Inc.
165,340
0.0
7,523
Dollar General Corp.
777,502
0.2
6,753
(1)
Dollar Tree, Inc.
637,281
0.1
1,875
(1)
e.l.f. Beauty, Inc.
248,400
0.1
8,004  Estee Lauder Cos.,
Inc. - Class A
705,312
0.2
6,393
Flowers Foods, Inc.
83,429
0.0
1,630
(1)
Freshpet, Inc.
89,829
0.0
18,753
General Mills, Inc.
945,526
0.2
4,989
Hershey Co.
933,192
0.2
9,905
Hormel Foods Corp.
245,050
0.1
2,187
Ingredion, Inc.
267,055
0.1
3,549
JM Smucker Co.
385,421
0.1
9,515
Kellogg Co.
780,420
0.2
65,078
Kenvue, Inc.
1,056,216
0.2
29,240
Kraft Heinz Co.
761,410
0.2
20,776
Kroger Co.
1,400,510
0.3
4,607  Lamb Weston
Holdings, Inc.
267,574
0.1
5,901
(1)
Maplebear, Inc.
216,921
0.1
8,671
McCormick & Co., Inc.
580,177
0.1
5,744  Molson Coors
Beverage Co. - Class
B
259,916
0.1
5,226
(1)
Performance Food
Group Co.
543,713
0.1
1,417
Pilgrim's Pride Corp.
57,700
0.0
1,704
(1)
Post Holdings, Inc.
183,146
0.0
8,792  Primo Brands Corp.
- Class A
194,303
0.0
1,867  Reynolds Consumer
Products, Inc.
45,685
0.0
9
Seaboard Corp.
32,823
0.0
1,547
Smithfield Foods, Inc.
36,323
0.0
3,352
(1)
Sprouts Farmers
Market, Inc.
364,698
0.1
16,623
Sysco Corp.
1,368,738
0.3
9,582  Tyson Foods, Inc.
- Class A
520,303
0.1
7,864
(1)
US Foods Holding
Corp.
602,540
0.1
20,889,729
4.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy : 5.7%
11,453  Antero Midstream
Corp.
$ 222,646
0.1
9,922
(1)
Antero Resources
Corp.
332,982
0.1
12,145
APA Corp.
294,881
0.1
33,978
Baker Hughes Co.
1,655,408
0.4
7,557
Cheniere Energy, Inc.
1,775,744
0.4
7,525  Chesapeake Energy
Corp.
799,456
0.2
1,965
Chord Energy Corp.
195,262
0.0
3,160
Civitas Resources, Inc.
102,700
0.0
25,835
Coterra Energy, Inc.
610,998
0.1
21,296
Devon Energy Corp.
746,638
0.2
6,530  Diamondback Energy,
Inc.
934,443
0.2
3,475
DT Midstream, Inc.
392,884
0.1
21,293
EQT Corp.
1,158,978
0.3
29,360
Halliburton Co.
722,256
0.2
5,470
HF Sinclair Corp.
286,300
0.1
66,625
Kinder Morgan, Inc.
1,886,154
0.4
10,529  Marathon Petroleum
Corp.
2,029,360
0.5
3,999  Matador Resources
Co.
179,675
0.0
12,795
NOV, Inc.
169,534
0.0
24,163  Occidental Petroleum
Corp.
1,141,702
0.3
21,410
ONEOK, Inc.
1,562,288
0.4
8,782
Ovintiv, Inc.
354,617
0.1
23,130  Permian Resources
Corp.
296,064
0.1
13,967
Phillips 66
1,899,791
0.4
8,085  Range Resources
Corp.
304,319
0.1
7,358
Targa Resources Corp.
1,232,759
0.3
13,952
TechnipFMC PLC
550,406
0.1
659  Texas Pacific Land
Corp.
615,269
0.1
10,694
Valero Energy Corp.
1,820,760
0.4
5,779  Viper Energy, Inc.
- Class A
220,873
0.0
2,437  Weatherford
International PLC
166,764
0.0
24,661,911
5.7
Financials : 15.2%
945  Affiliated Managers
Group, Inc.
225,316
0.1
9,189
(1)
Affirm Holdings, Inc.
671,532
0.2
35,631
(2)
AGNC Investment
Corp.
348,827
0.1
9,041
Allstate Corp.
1,940,651
0.4
9,450
Ally Financial, Inc.
370,440
0.1
2,264  American Financial
Group, Inc.
329,910
0.1
3,272  Ameriprise Financial,
Inc.
1,607,370
0.4
22,011  Annaly Capital
Management, Inc.
444,842
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
12,495  Arch Capital Group
Ltd.
$ 1,133,671
0.3
6,447  Ares Management
Corp. - Class A
1,030,811
0.2
1,735
Assurant, Inc.
375,801
0.1
1,569
Assured Guaranty Ltd.
132,816
0.0
2,598  Axis Capital Holdings
Ltd.
248,888
0.1
24,176  Bank of New York
Mellon Corp.
2,634,217
0.6
3,655
Bank OZK
186,332
0.0
18,657
(1)
Block, Inc.
1,348,341
0.3
20,891
Blue Owl Capital, Inc.
353,685
0.1
765
BOK Financial Corp.
85,252
0.0
1,957
(1)
Brighthouse Financial,
Inc.
103,878
0.0
9,558
Brown & Brown, Inc.
896,445
0.2
8,956
Carlyle Group, Inc.
561,541
0.1
3,588  Cboe Global Markets,
Inc.
879,957
0.2
5,275  Cincinnati Financial
Corp.
833,977
0.2
14,897  Citizens Financial
Group, Inc.
791,925
0.2
716
CNA Financial Corp.
33,265
0.0
7,200
(1)
Coinbase Global, Inc.
- Class A
2,429,928
0.6
10,132  Columbia Banking
System, Inc.
260,798
0.1
4,373
Comerica, Inc.
299,638
0.1
4,221  Commerce
Bancshares, Inc.
252,247
0.1
9,254  Corebridge Financial,
Inc.
296,591
0.1
2,327
(1)
Corpay, Inc.
670,316
0.2
153
(1)
Credit Acceptance
Corp.
71,440
0.0
2,036  Cullen/Frost Bankers,
Inc.
258,104
0.1
4,681  East West Bancorp,
Inc.
498,292
0.1
10,301  Equitable Holdings,
Inc.
523,085
0.1
1,389
(1)
Euronet Worldwide,
Inc.
121,968
0.0
1,262  Evercore, Inc. - Class
A
425,698
0.1
1,438
Everest Re Group Ltd.
503,631
0.1
12,156
F.N.B. Corp.
195,833
0.0
1,300  FactSet Research
Systems, Inc.
372,437
0.1
8,903  Fidelity National
Financial, Inc.
538,542
0.1
18,041  Fidelity National
Information Services,
Inc.
1,189,624
0.3
22,805
Fifth Third Bancorp
1,015,963
0.2
3,333  First American
Financial Corp.
214,112
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
325  First Citizens
BancShares, Inc.
- Class A
$ 581,477
0.1
4,288
First Hawaiian, Inc.
106,471
0.0
17,217
First Horizon Corp.
389,276
0.1
10,526  Franklin Resources,
Inc.
243,466
0.1
604
(1)
Freedom Holding
Corp.
103,967
0.0
8,361
Global Payments, Inc.
694,632
0.2
2,839
Globe Life, Inc.
405,892
0.1
1,368  Hamilton Lane, Inc.
- Class A
184,393
0.0
1,226  Hanover Insurance
Group, Inc.
222,678
0.0
9,624  Hartford Financial
Services Group, Inc.
1,283,745
0.3
1,852
Houlihan Lokey, Inc.
380,253
0.1
49,528  Huntington
Bancshares, Inc.
855,349
0.2
12,463
Invesco Ltd.
285,901
0.1
2,486  Jack Henry &
Associates, Inc.
370,240
0.1
4,257  Janus Henderson
Group PLC
189,479
0.0
5,243  Jefferies Financial
Group, Inc.
342,997
0.1
2,093
Kemper Corp.
107,894
0.0
32,384
KeyCorp
605,257
0.1
757  Kinsale Capital Group,
Inc.
321,922
0.1
3,152
Lazard, Inc.
166,363
0.0
5,832
Lincoln National Corp.
235,205
0.1
5,851
Loews Corp.
587,382
0.1
2,729  LPL Financial
Holdings, Inc.
907,911
0.2
5,364
M&T Bank Corp.
1,060,034
0.2
427
(1)
Markel Corp.
816,151
0.2
1,248  MarketAxess Holdings,
Inc.
217,464
0.0
7,989  MGIC Investment
Corp.
226,648
0.1
794
Morningstar, Inc.
184,216
0.0
2,149
Mr Cooper Group, Inc.
452,988
0.1
2,577
MSCI, Inc.
1,462,216
0.3
14,129
Nasdaq, Inc.
1,249,710
0.3
6,512
Northern Trust Corp.
876,515
0.2
7,826  Old Republic
International Corp.
332,370
0.1
4,079  OneMain Holdings,
Inc.
230,300
0.1
2,614  Pinnacle Financial
Partners, Inc.
245,167
0.1
2,282
Popular, Inc.
289,837
0.1
1,129
Primerica, Inc.
313,399
0.1
7,605  Principal Financial
Group, Inc.
630,531
0.1
3,132  Prosperity Bancshares,
Inc.
207,808
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
12,150  Prudential Financial,
Inc.
$ 1,260,441
0.3
6,264  Raymond James
Financial, Inc.
1,081,166
0.2
30,766  Regions Financial
Corp.
811,299
0.2
2,259  Reinsurance Group of
America, Inc.
434,022
0.1
1,583  RenaissanceRe
Holdings Ltd.
401,971
0.1
18,118
Rithm Capital Corp.
206,364
0.0
2,802
RLI Corp.
182,746
0.0
25,356
(1)
Robinhood Markets,
Inc. - Class A
3,630,472
0.8
8,606
(2)
Rocket Cos., Inc.
- Class A
166,784
0.0
3,595  Ryan Specialty
Holdings, Inc.
202,614
0.0
3,562
SEI Investments Co.
302,236
0.1
2,237
(1)(2)
Shift4 Payments, Inc.
- Class A
173,144
0.0
7,163
SLM Corp.
198,272
0.0
38,787
(1)
SoFi Technologies, Inc.
1,024,753
0.2
3,435  SOUTHSTATE BANK
Corp.
339,618
0.1
11,845  Starwood Property
Trust, Inc.
229,438
0.1
9,697
State Street Corp.
1,124,949
0.3
3,421
Stifel Financial Corp.
388,181
0.1
12,739
Synchrony Financial
905,106
0.2
4,749  Synovus Financial
Corp.
233,081
0.1
7,491  T. Rowe Price Group,
Inc.
768,876
0.2
1,794
TFS Financial Corp.
23,636
0.0
15,470
(1)
Toast, Inc. - Class A
564,810
0.1
4,531
TPG, Inc.
260,306
0.1
3,993  Tradeweb Markets,
Inc. - Class A
443,143
0.1
5,791
Unum Group
450,424
0.1
5,373
UWM Holdings Corp.
32,722
0.0
2,721  Virtu Financial, Inc.
- Class A
96,595
0.0
3,293
(3)
Voya Financial, Inc.
246,316
0.1
9,941
W.R. Berkley Corp.
761,679
0.2
5,730  Webster Financial
Corp.
340,591
0.1
3,695  Western Alliance
Bancorp
320,430
0.1
11,052
Western Union Co.
88,305
0.0
1,162
(1)
WEX, Inc.
183,050
0.0
86  White Mountains
Insurance Group Ltd.
143,751
0.0
3,351  Willis Towers Watson
PLC
1,157,603
0.3
2,260  Wintrust Financial
Corp.
299,314
0.1
13,880
XP, Inc. - Class A
260,805
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,966
Zions Bancorp NA
$ 280,976
0.1
66,095,430
15.2
Health Care : 9.2%
3,116
(1)
Acadia Healthcare Co.,
Inc.
77,152
0.0
9,762  Agilent Technologies,
Inc.
1,252,953
0.3
2,347
(1)
Align Technology, Inc.
293,891
0.1
4,275
(1)
Alnylam
Pharmaceuticals, Inc.
1,949,400
0.4
6,273  AmerisourceBergen
Corp.
1,960,501
0.4
3,692
(1)
Apellis
Pharmaceuticals, Inc.
83,550
0.0
22,624
(1)
Avantor, Inc.
282,348
0.1
17,543  Baxter International,
Inc.
399,454
0.1
5,003
(1)
Biogen, Inc.
700,820
0.2
6,511
(1)
BioMarin
Pharmaceutical, Inc.
352,636
0.1
641
(1)
Bio-Rad Laboratories,
Inc. - Class A
179,730
0.0
5,371
Bio-Techne Corp.
298,789
0.1
3,537
Bruker Corp.
114,917
0.0
8,176
Cardinal Health, Inc.
1,283,305
0.3
767
(1)
Caris Life Sciences,
Inc.
23,202
0.0
16,790
(1)
Centene Corp.
599,067
0.1
4,151
(1)
Certara, Inc.
50,725
0.0
1,671
(1)
Charles River
Laboratories
International, Inc.
261,445
0.1
492
Chemed Corp.
220,288
0.0
6,822
(1)
Cooper Cos., Inc.
467,716
0.1
3,219
(1)
Corcept Therapeutics,
Inc.
267,531
0.1
1,287
(1)
DaVita, Inc.
171,004
0.0
6,819
Dentsply Sirona, Inc.
86,533
0.0
13,390
(1)
Dexcom, Inc.
901,013
0.2
4,574
(1)
Doximity, Inc. - Class A
334,588
0.1
16,853
(1)
Elanco Animal Health,
Inc.
339,419
0.1
3,411  Encompass Health
Corp.
433,265
0.1
5,750
(1)
Envista Holdings Corp.
117,127
0.0
6,379
(1)
Exact Sciences Corp.
348,995
0.1
9,028
(1)
Exelixis, Inc.
372,856
0.1
15,682  GE HealthCare
Technologies, Inc.
1,177,718
0.3
3,840
(1)
Globus Medical, Inc.
- Class A
219,917
0.0
4,196
(1)
Halozyme
Therapeutics, Inc.
307,735
0.1
3,696
(1)
Henry Schein, Inc.
245,304
0.1
7,639
(1)
Hologic, Inc.
515,556
0.1
4,136
Humana, Inc.
1,076,063
0.2
2,765
(1)
IDEXX Laboratories,
Inc.
1,766,531
0.4
5,417
(1)
Illumina, Inc.
514,452
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,418
(1)
Incyte Corp.
$ 459,501
0.1
6,382
(1)
Insmed, Inc.
919,072
0.2
980
(1)
Inspire Medical
Systems, Inc.
72,716
0.0
2,401
(1)
Insulet Corp.
741,261
0.2
5,322
(1)
Ionis Pharmaceuticals,
Inc.
348,165
0.1
5,787
(1)
IQVIA Holdings, Inc.
1,099,183
0.3
1,995
(1)
Jazz Pharmaceuticals
PLC
262,941
0.1
2,862
Labcorp Holdings, Inc.
821,566
0.2
1,543
(1)
Masimo Corp.
227,670
0.1
765
(1)
Medpace Holdings,
Inc.
393,332
0.1
713
(1)
Mettler-Toledo
International, Inc.
875,286
0.2
12,147
(1)
Moderna, Inc.
313,757
0.1
1,836
(1)
Molina Healthcare, Inc.
351,337
0.1
4,447
(1)
Natera, Inc.
715,834
0.2
3,316
(1)
Neurocrine
Biosciences, Inc.
465,500
0.1
8,893
Organon & Co.
94,977
0.0
1,281
(1)
Penumbra, Inc.
324,503
0.1
4,665
Perrigo Co. PLC
103,890
0.0
7,299
QIAGEN N.V.
326,119
0.1
3,818
Quest Diagnostics, Inc.
727,634
0.2
1,804
(1)
Repligen Corp.
241,141
0.1
5,002
ResMed, Inc.
1,369,197
0.3
5,935
(1)
Revolution Medicines,
Inc.
277,165
0.1
4,038
(2)
Revvity, Inc.
353,931
0.1
13,357
(1)
Roivant Sciences Ltd.
202,091
0.0
12,990  Royalty Pharma PLC
- Class A
458,287
0.1
3,176
(1)
Sarepta Therapeutics,
Inc.
61,202
0.0
5,056
(1)
Solventum Corp.
369,088
0.1
5,969
(1)
Sotera Health Co.
93,892
0.0
3,364
STERIS PLC
832,388
0.2
4,000
(1)(2)
Summit Therapeutics,
Inc.
82,640
0.0
1,513
Teleflex, Inc.
185,131
0.0
2,819
(1)
Tempus AI, Inc.
227,521
0.1
2,984
(1)
Tenet Healthcare Corp.
605,871
0.1
3,076
(1)
Ultragenyx
Pharmaceutical, Inc.
92,526
0.0
1,521
(1)
United Therapeutics
Corp.
637,618
0.1
1,862  Universal Health
Services, Inc. - Class B
380,667
0.1
5,057
(1)
Veeva Systems, Inc.
- Class A
1,506,531
0.3
40,215
Viatris, Inc.
398,129
0.1
3,731
(1)(2)
Viking Therapeutics,
Inc.
98,051
0.0
2,040
(1)
Waters Corp.
611,612
0.1
2,451  West Pharmaceutical
Services, Inc.
642,971
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,782  Zimmer Biomet
Holdings, Inc.
$ 668,027
0.2
40,087,417
9.2
Industrials : 17.9%
3,893
A.O. Smith Corp.
285,785
0.1
2,301
AAON, Inc.
215,005
0.1
1,057
Acuity Brands, Inc.
364,020
0.1
2,419  Advanced Drainage
Systems, Inc.
335,515
0.1
4,532
AECOM
591,290
0.1
2,124
AGCO Corp.
227,417
0.1
3,567
Air Lease Corp.
227,040
0.1
3,935
(1)
Alaska Air Group, Inc.
195,884
0.0
2,947
Allegion PLC
522,650
0.1
2,877  Allison Transmission
Holdings, Inc.
244,200
0.1
5,452
(1)
Amentum Holdings,
Inc.
130,575
0.0
3,463
AMERCO
176,267
0.0
22,333
(1)(2)
American Airlines
Group, Inc.
251,023
0.1
7,893
AMETEK, Inc.
1,483,884
0.3
12,617
(1)
API Group Corp.
433,646
0.1
1,305  Applied Industrial
Technologies, Inc.
340,670
0.1
1,472  Armstrong World
Industries, Inc.
288,527
0.1
4,790
(1)
ATI, Inc.
389,619
0.1
578
(1)(2)
Avis Budget Group,
Inc.
92,812
0.0
2,556
(1)
Axon Enterprise, Inc.
1,834,288
0.4
4,164  Booz Allen Hamilton
Holding Corp.
416,192
0.1
3,991  Broadridge Financial
Solutions, Inc.
950,536
0.2
3,717
(1)
Builders FirstSource,
Inc.
450,686
0.1
3,124  BWX Technologies,
Inc.
575,972
0.1
744
(1)
CACI International, Inc.
- Class A
371,092
0.1
1,468
Carlisle Cos., Inc.
482,913
0.1
5,283
(1)
Ceridian HCM Holding,
Inc.
363,946
0.1
4,023  CH Robinson
Worldwide, Inc.
532,645
0.1
12,123
(1)
Clarivate PLC
46,431
0.0
1,735
(1)
Clean Harbors, Inc.
402,902
0.1
30,058
CNH Industrial NV
326,129
0.1
1,192  Comfort Systems USA,
Inc.
983,615
0.2
1,532
Concentrix Corp.
70,702
0.0
6,501
(1)
Core & Main, Inc.
- Class A
349,949
0.1
1,685
Crane Co.
310,276
0.1
4,715
Cummins, Inc.
1,991,475
0.5
1,288
Curtiss-Wright Corp.
699,307
0.2
22,344
Delta Air Lines, Inc.
1,268,022
0.3
3,978
Donaldson Co., Inc.
325,599
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,644
Dover Corp.
$ 774,759
0.2
1,515
EMCOR Group, Inc.
984,053
0.2
4,242
Equifax, Inc.
1,088,200
0.3
1,949
Esab Corp.
217,781
0.1
1,742
(1)
Everus Construction
Group, Inc.
149,376
0.0
5,419
(1)
ExlService Holdings,
Inc.
238,599
0.1
4,695  Expeditors
International of
Washington, Inc.
575,560
0.1
39,329
Fastenal Co.
1,928,694
0.4
6,633  Ferguson Enterprises,
Inc.
1,489,639
0.3
4,461
Flowserve Corp.
237,058
0.1
11,626
Fortive Corp.
569,558
0.1
4,142  Fortune Brands
Innovations, Inc.
221,141
0.1
3,488
FTAI Aviation Ltd.
582,008
0.1
1,081
(1)
FTI Consulting, Inc.
174,744
0.0
8,683
(1)
Gates Industrial Corp.
PLC
215,512
0.1
2,000
(1)
Generac Holdings, Inc.
334,800
0.1
5,512
Genpact Ltd.
230,898
0.1
5,686
Graco, Inc.
483,083
0.1
3,845
(1)
GXO Logistics, Inc.
203,362
0.0
6,796
(1)
Hayward Holdings, Inc.
102,756
0.0
1,454
HEICO Corp.
469,380
0.1
2,568
HEICO Corp. - Class A
652,503
0.2
2,711
Hexcel Corp.
169,980
0.0
13,738  Howmet Aerospace,
Inc.
2,695,808
0.6
1,832
Hubbell, Inc.
788,328
0.2
1,336  Huntington Ingalls
Industries, Inc.
384,648
0.1
2,589
IDEX Corp.
421,386
0.1
13,821
Ingersoll Rand, Inc.
1,141,891
0.3
2,660
ITT, Inc.
475,502
0.1
4,078
Jacobs Solutions, Inc.
611,129
0.1
2,668  JB Hunt Transport
Services, Inc.
357,966
0.1
907
(1)
Karman Holdings, Inc.
65,485
0.0
4,399
KBR, Inc.
208,029
0.0
1,912
(1)
Kirby Corp.
159,556
0.0
5,391  Knight-Swift
Transportation
Holdings, Inc.
212,998
0.0
6,398  L3Harris Technologies,
Inc.
1,954,013
0.5
1,187
Landstar System, Inc.
145,479
0.0
4,367
Leidos Holdings, Inc.
825,188
0.2
1,088  Lennox International,
Inc.
575,944
0.1
2,590
Leonardo DRS, Inc.
117,586
0.0
1,857  Lincoln Electric
Holdings, Inc.
437,936
0.1
1,460
(1)
Loar Holdings, Inc.
116,800
0.0
13,630
(1)
Lyft, Inc. - Class A
299,996
0.1
1,577
ManpowerGroup, Inc.
59,768
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
7,226
Masco Corp.
$ 508,638
0.1
2,130
(1)
MasTec, Inc.
453,285
0.1
1,727
(1)
Middleby Corp.
229,570
0.1
1,266
MSA Safety, Inc.
217,841
0.1
1,505  MSC Industrial Direct
Co., Inc. - Class A
138,671
0.0
3,713
Mueller Industries, Inc.
375,421
0.1
1,846
Nordson Corp.
418,950
0.1
5,578
nVent Electric PLC
550,214
0.1
6,382  Old Dominion Freight
Line, Inc.
898,458
0.2
2,190
Oshkosh Corp.
284,043
0.1
13,534
Otis Worldwide Corp.
1,237,414
0.3
2,907
Owens Corning
411,224
0.1
1,807
(1)
Parsons Corp.
149,836
0.0
11,055
Paychex, Inc.
1,401,332
0.3
1,757
Paycom Software, Inc.
365,702
0.1
1,526
(1)
Paylocity Holding
Corp.
243,046
0.1
5,602
Pentair PLC
620,478
0.1
5,046
Quanta Services, Inc.
2,091,163
0.5
20,929
(1)
QXO, Inc.
398,907
0.1
6,348
RB Global, Inc.
687,869
0.2
1,061
(1)
RBC Bearings, Inc.
414,098
0.1
2,261
Regal Rexnord Corp.
324,318
0.1
3,386  Robert Half
International, Inc.
115,056
0.0
14,174
(1)
Rocket Lab Corp.
679,076
0.2
3,877  Rockwell Automation,
Inc.
1,355,128
0.3
9,612
Rollins, Inc.
564,609
0.1
1,360
Ryder System, Inc.
256,550
0.1
913
(1)
Saia, Inc.
273,316
0.1
1,769  Schneider National,
Inc. - Class B
37,432
0.0
1,609  Science Applications
International Corp.
159,886
0.0
4,967  Sensata Technologies
Holding PLC
151,742
0.0
1,434  Simpson
Manufacturing Co., Inc.
240,138
0.1
1,513
(1)
SiteOne Landscape
Supply, Inc.
194,874
0.0
1,755
Snap-on, Inc.
608,160
0.1
16,141
Southwest Airlines Co.
515,059
0.1
4,000
(1)
Spirit AeroSystems
Holdings, Inc. - Class A
154,400
0.0
7,242  SS&C Technologies
Holdings, Inc.
642,800
0.1
4,851
(1)
Standardaero, Inc.
132,384
0.0
5,293  Stanley Black &
Decker, Inc.
393,429
0.1
8,995
Tetra Tech, Inc.
300,253
0.1
6,085
Textron, Inc.
514,122
0.1
2,142
Timken Co.
161,036
0.0
3,377
Toro Co.
257,327
0.1
6,675
TransUnion
559,232
0.1
3,654
(1)
Trex Co., Inc.
188,802
0.0
263
(1)(2)
U-Haul Holding Co.
15,009
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
11,151
(1)
United Airlines
Holdings, Inc.
$ 1,076,072
0.2
2,199
United Rentals, Inc.
2,099,297
0.5
679
Valmont Industries, Inc.
263,269
0.1
8,165
Veralto Corp.
870,471
0.2
4,793
Verisk Analytics, Inc.
1,205,487
0.3
13,034  Vertiv Holdings Co.
- Class A
1,966,309
0.5
1,192
Watsco, Inc.
481,926
0.1
1,641  WESCO International,
Inc.
347,071
0.1
5,807  Westinghouse Air
Brake Technologies
Corp.
1,164,129
0.3
6,093  WillScot Mobile Mini
Holdings Corp.
128,623
0.0
2,030
Woodward, Inc.
513,001
0.1
1,517
WW Grainger, Inc.
1,445,640
0.3
3,926
(1)
XPO, Inc.
507,514
0.1
8,337
Xylem, Inc.
1,229,708
0.3
77,886,201
17.9
Information Technology : 11.6%
4,914
(1)
Akamai Technologies,
Inc.
372,285
0.1
4,215
(1)
Allegro MicroSystems,
Inc.
123,078
0.0
3,781
Amdocs Ltd.
310,231
0.1
3,911
Amkor Technology, Inc.
111,072
0.0
753
(1)
Appfolio, Inc. - Class A
207,572
0.0
1,768
(1)
Arrow Electronics, Inc.
213,928
0.0
4,316
(1)
Astera Labs, Inc.
845,073
0.2
35,873
(1)
Aurora Innovation, Inc.
193,355
0.0
2,853
Avnet, Inc.
149,155
0.0
5,391  Bentley Systems, Inc.
- Class B
277,529
0.1
3,191
(1)
BILL Holdings, Inc.
169,027
0.0
18,760
(1)
CCC Intelligent
Solutions Holdings,
Inc.
170,904
0.0
4,505
CDW Corp.
717,556
0.2
4,831
(1)
Ciena Corp.
703,732
0.2
1,617
(1)
Circle Internet Group,
Inc.
214,382
0.1
1,751
(1)
Cirrus Logic, Inc.
219,383
0.1
10,573
(1)
Cloudflare, Inc. - Class
A
2,268,860
0.5
5,746
Cognex Corp.
260,294
0.1
16,908  Cognizant Technology
Solutions Corp. - Class
A
1,134,020
0.3
5,254
(1)
Coherent Corp.
565,961
0.1
9,480
(1)
Confluent, Inc. - Class
A
187,704
0.0
26,749
Corning, Inc.
2,194,220
0.5
1,677
Crane Holdings Co.
112,476
0.0
10,569
(1)
Datadog, Inc. - Class A
1,505,026
0.3
6,878
(1)
DocuSign, Inc.
495,835
0.1
2,070  Dolby Laboratories,
Inc. - Class A
149,806
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,637
(1)
DoubleVerify Holdings,
Inc.
$ 55,551
0.0
6,358
(1)
Dropbox, Inc. - Class A
192,075
0.0
6,144
(1)
DXC Technology Co.
83,743
0.0
10,056
(1)
Dynatrace, Inc.
487,213
0.1
3,105
(1)
Elastic NV
262,341
0.1
4,359
(1)
Enphase Energy, Inc.
154,265
0.0
5,133
Entegris, Inc.
474,597
0.1
1,875
(1)
EPAM Systems, Inc.
282,731
0.1
1,972
(1)
F5, Inc.
637,331
0.1
803
(1)
Fair Isaac Corp.
1,201,714
0.3
3,476
(1)
First Solar, Inc.
766,562
0.2
12,794
(1)
Flex Ltd.
741,668
0.2
2,566
(1)
Gartner, Inc.
674,524
0.2
18,814
Gen Digital, Inc.
534,129
0.1
4,549
(1)
Gitlab, Inc. - Class A
205,069
0.0
3,518
(1)
GLOBALFOUNDRIES,
Inc.
126,085
0.0
1,479
(1)
Globant SA
84,865
0.0
4,707
(1)
GoDaddy, Inc. - Class
A
644,059
0.1
2,868
(1)
Guidewire Software,
Inc.
659,238
0.2
44,907  Hewlett Packard
Enterprise Co.
1,102,916
0.3
32,301
HP, Inc.
879,556
0.2
1,742
(1)
HubSpot, Inc.
814,908
0.2
3,632
(1)
Informatica, Inc.
- Class A
90,219
0.0
703
(2)
Ingram Micro Holding
Corp.
15,107
0.0
856
(1)
IPG Photonics Corp.
67,787
0.0
3,612
Jabil, Inc.
784,418
0.2
5,893
(1)
Keysight Technologies,
Inc.
1,030,804
0.2
7,921
(1)
Kyndryl Holdings, Inc.
237,868
0.1
4,656
(1)
Lattice Semiconductor
Corp.
341,378
0.1
841
Littelfuse, Inc.
217,827
0.1
2,353
(1)
Lumentum Holdings,
Inc.
382,857
0.1
2,167
(1)
MACOM Technology
Solutions Holdings,
Inc.
269,770
0.1
2,053
(1)
Manhattan Associates,
Inc.
420,824
0.1
18,082  Microchip Technology,
Inc.
1,161,226
0.3
2,300
MKS Instruments, Inc.
284,671
0.1
2,701
(1)
MongoDB, Inc.
838,336
0.2
1,586  Monolithic Power
Systems, Inc.
1,460,135
0.3
3,651
(1)
nCino, Inc.
98,979
0.0
6,845
NetApp, Inc.
810,859
0.2
8,736
(1)
Nutanix, Inc. - Class A
649,871
0.2
5,642
(1)
Okta, Inc.
517,371
0.1
14,438
(1)
ON Semiconductor
Corp.
711,938
0.2
1,665
(1)
Onto Innovation, Inc.
215,151
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,977
Pegasystems, Inc.
$ 171,177
0.0
3,924
(1)
Procore Technologies,
Inc.
286,138
0.1
4,084
(1)
PTC, Inc.
829,134
0.2
10,636
(1)
Pure Storage, Inc.
- Class A
891,403
0.2
2,906
(1)
Qorvo, Inc.
264,678
0.1
3,875
Ralliant Corp.
169,454
0.0
2,742
(1)
RingCentral, Inc.
- Class A
77,708
0.0
3,983
(1)
Rubrik, Inc. - Class A
327,602
0.1
2,059
(1)(2)
SailPoint, Inc.
45,463
0.0
9,187
(1)
Samsara, Inc. - Class
A
342,216
0.1
4,619
(1)
Sandisk Corp.
518,252
0.1
9,979
(1)
SentinelOne, Inc.
- Class A
175,730
0.0
5,133  Skyworks Solutions,
Inc.
395,138
0.1
17,584
(1)
Super Micro Computer,
Inc.
842,977
0.2
2,649
TD SYNNEX Corp.
433,774
0.1
1,593
(1)
Teledyne Technologies,
Inc.
933,562
0.2
3,260
(1)
Teradata Corp.
70,123
0.0
5,507
Teradyne, Inc.
757,983
0.2
8,159
(1)
Trimble, Inc.
666,182
0.2
4,842
(1)
Twilio, Inc. - Class A
484,636
0.1
1,475
(1)
Tyler Technologies,
Inc.
771,661
0.2
144
Ubiquiti, Inc.
95,123
0.0
13,781
(1)
UiPath, Inc. - Class A
184,390
0.0
10,846
(1)
Unity Software, Inc.
434,274
0.1
1,504  Universal Display
Corp.
216,019
0.1
2,887
VeriSign, Inc.
807,119
0.2
5,010
Vontier Corp.
210,270
0.0
11,859
Western Digital Corp.
1,423,792
0.3
1,741
(1)
Zebra Technologies
Corp. - Class A
517,356
0.1
8,998
(1)
Zoom Video
Communications, Inc.
- Class A
742,335
0.2
3,344
(1)
Zscaler, Inc.
1,002,063
0.2
50,632,732
11.6
Materials : 5.0%
4,024
Albemarle Corp.
326,266
0.1
8,849
Alcoa Corp.
291,044
0.1
78,962
Amcor PLC
645,909
0.2
17,250
Anglogold Ashanti PLC
1,213,192
0.3
2,240
AptarGroup, Inc.
299,398
0.1
1,553
Ashland, Inc.
74,404
0.0
2,664
Avery Dennison Corp.
432,021
0.1
7,472
(1)
Axalta Coating
Systems Ltd.
213,849
0.1
9,506
Ball Corp.
479,293
0.1
1,648  Carpenter Technology
Corp.
404,650
0.1
3,821
Celanese Corp.
160,788
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
5,523  CF Industries
Holdings, Inc.
$ 495,413
0.1
16,663
(1)
Cleveland-Cliffs, Inc.
203,289
0.1
23,438
Corteva, Inc.
1,585,112
0.4
3,963
Crown Holdings, Inc.
382,786
0.1
24,232
Dow, Inc.
555,640
0.1
14,335  DuPont de Nemours,
Inc.
1,116,696
0.3
1,101
Eagle Materials, Inc.
256,577
0.1
3,930
Eastman Chemical Co.
247,787
0.1
7,711
Element Solutions, Inc.
194,086
0.0
4,249
(2)
FMC Corp.
142,894
0.0
10,016  Graphic Packaging
Holding Co.
196,013
0.0
5,628
Huntsman Corp.
50,539
0.0
8,773  International Flavors &
Fragrances, Inc.
539,890
0.1
17,949
International Paper Co.
832,834
0.2
5,006
(1)
James Hardie
Industries PLC
96,165
0.0
2,158
Louisiana-Pacific Corp.
191,717
0.0
8,773  LyondellBasell
Industries NV - Class A
430,228
0.1
2,055  Martin Marietta
Materials, Inc.
1,295,225
0.3
10,805
Mosaic Co.
374,717
0.1
4,475
(1)
MP Materials Corp.
300,138
0.1
203
NewMarket Corp.
168,127
0.0
7,866
Nucor Corp.
1,065,292
0.2
3,932
Olin Corp.
98,261
0.0
3,025  Packaging Corp. of
America
659,238
0.2
7,783
PPG Industries, Inc.
818,071
0.2
1,808  Reliance Steel &
Aluminum Co.
507,741
0.1
2,250
Royal Gold, Inc.
451,305
0.1
4,353
RPM International, Inc.
513,132
0.1
1,495
Scotts Miracle-Gro Co.
85,140
0.0
4,994
Sealed Air Corp.
176,538
0.0
3,026
Silgan Holdings, Inc.
130,148
0.0
17,842
Smurfit WestRock PLC
759,534
0.2
3,372
Sonoco Products Co.
145,299
0.0
4,811
Steel Dynamics, Inc.
670,798
0.2
4,529
Vulcan Materials Co.
1,393,211
0.3
1,144
Westlake Corp.
88,157
0.0
21,758,552
5.0
Real Estate : 7.2%
3,707
Agree Realty Corp.
263,345
0.1
5,874  Alexandria Real Estate
Equities, Inc.
489,539
0.1
11,700  American Homes 4
Rent - Class A
389,025
0.1
9,763
(2)
Americold Realty Trust,
Inc.
119,499
0.0
4,870  AvalonBay
Communities, Inc.
940,738
0.2
5,424
Boston Properties, Inc.
403,220
0.1
10,426  Brixmor Property
Group, Inc.
288,592
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
3,681
Camden Property Trust
$ 393,057
0.1
10,187
(1)
CBRE Group, Inc.
- Class A
1,605,064
0.4
14,307
(1)
CoStar Group, Inc.
1,207,082
0.3
5,714  Cousins Properties,
Inc.
165,363
0.0
14,865
Crown Castle, Inc.
1,434,324
0.3
7,752
CubeSmart
315,196
0.1
11,556  Digital Realty Trust,
Inc.
1,997,801
0.5
1,814  EastGroup Properties,
Inc.
307,038
0.1
2,555
EPR Properties
148,216
0.0
6,582  Equity LifeStyle
Properties, Inc.
399,527
0.1
12,971
Equity Residential
839,613
0.2
2,183  Essex Property Trust,
Inc.
584,302
0.1
7,215  Extra Space Storage,
Inc.
1,016,882
0.2
2,913  Federal Realty
Investment Trust
295,116
0.1
4,383  First Industrial Realty
Trust, Inc.
225,593
0.1
9,302  Gaming and Leisure
Properties, Inc.
433,566
0.1
11,237  Healthcare Realty
Trust, Inc.
202,603
0.1
23,738  Healthpeak Properties,
Inc.
454,583
0.1
3,630  Highwoods Properties,
Inc.
115,507
0.0
23,484  Host Hotels & Resorts,
Inc.
399,698
0.1
1,059
(1)
Howard Hughes
Holdings, Inc.
87,018
0.0
20,954
Invitation Homes, Inc.
614,581
0.1
10,047
Iron Mountain, Inc.
1,024,191
0.2
1,615
(1)
Jones Lang LaSalle,
Inc.
481,722
0.1
4,017
(2)
Kilroy Realty Corp.
169,718
0.0
22,884
Kimco Realty Corp.
500,015
0.1
3,001  Lamar Advertising Co.
- Class A
367,382
0.1
2,419
(2)
Lineage, Inc.
93,470
0.0
17,084
(2)
Medical Properties
Trust, Inc.
86,616
0.0
3,985  Mid-America
Apartment
Communities, Inc.
556,824
0.1
4,102  Millrose Properties,
Inc.
137,868
0.0
6,403  National Retail
Properties, Inc.
272,576
0.1
2,411  National Storage
Affiliates Trust
72,860
0.0
9,834  Omega Healthcare
Investors, Inc.
415,192
0.1
6,725  Park Hotels & Resorts,
Inc.
74,513
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
5,302
Rayonier, Inc.
$ 140,715
0.0
30,987
Realty Income Corp.
1,883,700
0.4
6,186  Regency Centers
Corp.
450,959
0.1
8,116  Rexford Industrial
Realty, Inc.
333,649
0.1
3,677  SBA Communications
Corp.
710,948
0.2
11,100  Simon Property Group,
Inc.
2,083,137
0.5
6,392
STAG Industrial, Inc.
225,574
0.1
4,327
Sun Communities, Inc.
558,183
0.1
11,313
UDR, Inc.
421,522
0.1
15,520
Ventas, Inc.
1,086,245
0.3
36,168
VICI Properties, Inc.
1,179,438
0.3
6,040
Vornado Realty Trust
244,801
0.1
24,821
Weyerhaeuser Co.
615,313
0.1
7,423
WP Carey, Inc.
501,572
0.1
1,708
(1)
Zillow Group, Inc.
- Class A
127,144
0.0
5,569
(1)
Zillow Group, Inc.
- Class C
429,091
0.1
31,380,626
7.2
Utilities : 6.2%
24,313
AES Corp.
319,959
0.1
8,796
Alliant Energy Corp.
592,938
0.1
9,242
Ameren Corp.
964,680
0.2
6,670  American Water Works
Co., Inc.
928,397
0.2
5,420
Atmos Energy Corp.
925,465
0.2
4,625  Brookfield Renewable
Corp.
159,192
0.0
22,315  CenterPoint Energy,
Inc.
865,822
0.2
1,186  Clearway Energy, Inc.
- Class A
31,939
0.0
2,786  Clearway Energy, Inc.
- Class C
78,705
0.0
10,187
CMS Energy Corp.
746,300
0.2
12,344  Consolidated Edison,
Inc.
1,240,819
0.3
7,096
DTE Energy Co.
1,003,587
0.2
13,053
Edison International
721,570
0.2
15,298
Entergy Corp.
1,425,621
0.3
9,608
Essential Utilities, Inc.
383,359
0.1
7,883
Evergy, Inc.
599,266
0.1
12,582
Eversource Energy
895,083
0.2
34,631
Exelon Corp.
1,558,741
0.4
18,792
FirstEnergy Corp.
861,049
0.2
1,846
IDACORP, Inc.
243,949
0.1
6,944  MDU Resources
Group, Inc.
123,673
0.0
3,071
National Fuel Gas Co.
283,668
0.1
16,114
NiSource, Inc.
697,736
0.2
6,518
NRG Energy, Inc.
1,055,590
0.2
6,879
OGE Energy Corp.
318,291
0.1
75,084
PG&E Corp.
1,132,267
0.3
4,080  Pinnacle West Capital
Corp.
365,813
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
25,347
PPL Corp.
$ 941,895
0.2
17,109  Public Service
Enterprise Group, Inc.
1,427,917
0.3
1,553
(1)
Talen Energy Corp.
660,615
0.1
7,364
UGI Corp.
244,927
0.1
11,591
Vistra Corp.
2,270,909
0.5
10,943  WEC Energy Group,
Inc.
1,253,958
0.3
20,277
Xcel Energy, Inc.
1,635,340
0.4
26,959,040
6.2
Total Common Stock
(Cost $345,947,865)
429,936,964
98.8
EXCHANGE-TRADED FUNDS : 0.9%
39,216  iShares Russell Mid-
Cap ETF
3,786,305
0.9
Total Exchange-Traded
Funds
(Cost $3,554,436)
3,786,305
0.9
Total Long-Term
Investments
(Cost $349,502,301)
433,723,269
99.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.9%
Repurchase Agreements : 0.7%
82,006
(4)
Bank of America
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$82,015, collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $83,646, due
11/15/41-05/15/54)
82,006
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,000,115,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,020,012, due
08/27/27-09/01/55)
$ 1,000,000
0.3
1,000,000
(4)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $1,000,116,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$1,020,000, due
08/01/32-06/01/64)
1,000,000
0.2
290,069
(4)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $290,102,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $295,870, due
12/31/31-05/31/32)
290,069
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
71,957
(4)
Mizuho Securities
USA LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$71,965, collateralized
by various U.S.
Government
Securities, 0.750%-
4.375%, Market
Value plus accrued
interest $73,396, due
05/31/26-09/30/32)
$ 71,957
0.0
401,041
(4)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $401,087,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $409,062, due
11/18/25-08/15/55)
401,041
0.1
129,078
(4)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $129,093,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $131,660, due
10/23/25-08/15/55)
129,078
0.0
Total Repurchase
Agreements
(Cost $2,974,151)
2,974,151
0.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
965,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $965,000) $ 965,000 0.2
Total Short-Term
Investments
(Cost $3,939,151)
$ 3,939,151
0.9
Total Investments in
Securities
(Cost $353,441,452) $ 437,662,420 100.6
Liabilities in Excess
of Other Assets (2,636,448) (0.6)
Net Assets $ 435,025,972 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 429,936,964 $ — $ — $ 429,936,964
Exchange-Traded Funds 3,786,305 — — 3,786,305
Short-Term Investments 965,000 2,974,151 — 3,939,151
Total Investments, at fair value $ 434,688,269 $ 2,974,151 $ — $ 437,662,420
Liabilities Table
Other Financial Instruments+
Futures $ (7,151) $ — $ — $ (7,151)
Total Liabilities $ (7,151) $ — $ — $ (7,151)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 262,311 $ 102,411 $ (136,541) $ 18,135 $ 246,316 $ 4,825 $ (11,874) $ —
$ 262,311 $ 102,411 $ (136,541) $ 18,135 $ 246,316 $ 4,825 $ (11,874) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index 4 12/19/25 $ 1,314,480 $ (7,151)
$ 1,314,480 $ (7,151)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 99,885,681
Gross Unrealized Depreciation (15,664,713)
Net Unrealized Appreciation $ 84,220,968